CONVERTIBLE REDEEMABLE PREFERRED SHARES - Schedule Of Convertible Redeemable Preferred Share (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥) shares
Series A Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning	¥ 36,177
Balance beginning, Shares | shares	60,000,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 1,057
Conversion of preferred shares to ordinary shares	¥ (37,234)
Conversion of preferred shares to ordinary shares, Shares | shares	(60,000,000)
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning	¥ 67,976
Balance beginning, Shares | shares	40,000,000
Accretion on convertible redeemable preferred shares to redemption value	¥ 2,006
Conversion of preferred shares to ordinary shares	¥ (69,982)
Conversion of preferred shares to ordinary shares, Shares | shares	(40,000,000)
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning	¥ 478,565
Balance beginning, Shares | shares	147,068,133
Accretion on convertible redeemable preferred shares to redemption value	¥ 13,580
Conversion of preferred shares to ordinary shares	¥ (492,145)
Conversion of preferred shares to ordinary shares, Shares | shares	(147,068,133)
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning	¥ 380,782
Balance beginning, Shares | shares	60,856,049
Accretion on convertible redeemable preferred shares to redemption value	¥ 10,823
Conversion of preferred shares to ordinary shares	¥ (391,605)
Conversion of preferred shares to ordinary shares, Shares | shares	(60,856,049)
Series E convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning	¥ 1,845,033
Balance beginning, Shares | shares	144,073,367
Accretion on convertible redeemable preferred shares to redemption value	¥ 51,072
Conversion of preferred shares to ordinary shares	¥ (1,896,105)
Conversion of preferred shares to ordinary shares, Shares | shares	(144,073,367)
Series F convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning	¥ 2,882,063
Balance beginning, Shares | shares	99,354,585
Accretion on convertible redeemable preferred shares to redemption value	¥ 85,527
Conversion of preferred shares to ordinary shares	¥ (2,967,590)
Conversion of preferred shares to ordinary shares, Shares | shares	(99,354,585)
Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Balance beginning	¥ 5,690,596
Balance beginning, Shares | shares	551,352,134
Accretion on convertible redeemable preferred shares to redemption value	¥ 164,065
Conversion of preferred shares to ordinary shares	¥ (5,854,661)
Conversion of preferred shares to ordinary shares, Shares | shares	(551,352,134)